Share-based compensation - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Weighted average share price	$ 8.99	$ 8.98
Employer contributions to employee retirement savings plan percentage of employee contribution	$1.00 for each $1.00 of employee contribution
Share based payment arrangement outstanding DSUs redeemable	$ 0
Employee [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of employees contribution	10.00%
Employee [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of employees contribution	25.00%
Officers [Member]
Disclosure of classes of share capital [line items]
Percentage of employees contribution	50.00%
Deferred share unit [member]
Disclosure of classes of share capital [line items]
Share-based payment arrangement, cash used to redeem award	$ 0	$ 3,600,000